Cash and Restricted Cash	12 Months Ended
Dec. 31, 2021
Cash and Restricted Cash [Abstract]
Cash and Restricted Cash

Note 4 — Cash and Restricted Cash

The following table provides a reconciliation of cash and restricted cash reported within the consolidated balance sheets and statements of cash flows.

	December 31,
	2021	2020	2019
Cash	$15,098,151	$3,426,467	$6,388,978
Restricted cash	653,324	1,367,630	2,192,201
Total cash and restricted cash presented in the consolidated statements of cash flows	$15,751,475	$4,794,097	$8,581,179

Restricted cash includes cash balances held on behalf of customers (see Note 2 for further information).